Investment - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 06, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Purchase of investments		$ 497	$ 0
Delix Therapeutics, Inc.
Schedule of Equity Method Investments [Line Items]
Ownership percentage in Delix Therapeutics, Inc	8.00%
Delix Therapeutics, Inc.
Schedule of Equity Method Investments [Line Items]
Purchase of investments	$ 500